Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of Annual Rates of Depreciation	Annual rates of depreciation are as follows:
%

Computers and electronic equipment	15 - 33
Office furniture and equipment	6 - 20
Leasehold improvements	At the shorter of the lease period or useful life of the leasehold improvement

Schedule of Fair Value for Options Granted	No options were granted in 2023 and 2021. The fair value for options granted in 2022 is estimated at the date of grant with the following weighted average assumptions:
2022

Dividend yield	0%
Exercise price	10.99
Expected volatility	37.57%
Risk-free interest	3.18%
Expected life (in years)	5

Schedule of Estimated Useful Lives of the Assets at the Following Annual Rates	Amortization is calculated using the straight-line method over the estimated useful lives of the assets at the following:
2023

Technology	4.67 years
Customer relationships	7.67 years